OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Payments to acquire productive assets	$ 384.0	$ 338.4
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Payments to acquire productive assets	296.3	260.1
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Payments to acquire productive assets	74.8	65.7
Operating segments | Healthcare
Disclosure of operating segments [line items]
Payments to acquire productive assets	$ 12.9	$ 12.6